Segments and Geographic Information - Summary Of Revenue And Operating Income (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenues	$ 784,345	$ 981,682	$ 2,305,284	$ 2,772,187	$ 3,785,063	$ 3,707,628	$ 2,416,927
Depreciation and amortization	58,556	57,872	177,513	174,424	232,573	225,233	179,990
Operating income	88,571	76,525	120,012	139,636	213,674	(1,089,914)	208,802
Sales [Member]
Segment Reporting Information [Line Items]
Revenues	542,062	503,335	1,510,099	1,434,868	1,954,705	1,857,004	1,588,444
Depreciation and amortization	41,978	40,273	127,319	120,760	161,563	157,098	139,634
Operating income	60,205	48,077	95,420	87,673	127,961	(1,072,702)	172,171
Selling and Marketing Expense [Member]
Segment Reporting Information [Line Items]
Revenues	242,283	478,347	795,185	1,337,319	1,830,358	1,850,624	828,483
Depreciation and amortization	16,578	17,599	50,194	53,664	71,010	68,135	40,356
Operating income	$ 28,366	$ 28,448	$ 24,592	$ 51,963	$ 85,713	$ (17,212)	$ 36,631